Basis of Fair Value Measurements (Detail) (Common stock warrants, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability	$ 3,702
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock warrant liability	$ 3,702